Aug. 29, 2025
International Growth and Income Fund
Investment objective
The fund’s investment objective is to provide you with long-term growth of capital while providing current income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 35 of the prospectus and on page 71 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.23
Other expenses	0.17	0.17	0.17	0.20	0.17	0.05	0.22
Total annual fund operating expenses	0.90	1.65	0.90	0.93	0.65	0.53	0.93

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.22	0.15	0.22	0.25	0.16	0.11	0.16
Total annual fund operating expenses	1.70	1.13	0.95	0.98	0.64	0.59	1.64

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.40	0.26	0.20	0.15	0.21	0.11	0.05
Total annual fund operating expenses	1.63	1.34	1.18	0.88	0.69	0.59	0.53

*  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$662	$268	$340	$95	$66	$54	$442	$273	$115	$345	$100	$65	$60	$167
3 years	845	520	530	296	208	170	636	536	359	545	312	205	189	517
5 years	1,045	897	736	515	362	296	847	923	622	762	542	357	329	892
10 years	1,619	1,754	1,330	1,143	810	665	1,453	1,528	1,375	1,387	1,201	798	738	1,944

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$166	$136	$120	$90	$70	$60	$54		1 year	$168	$173
3 years	514	425	375	281	221	189	170		3 years	520	536
5 years	887	734	649	488	384	329	296		5 years	897	923
10 years	1,933	1,613	1,432	1,084	859	738	665		10 years	1,754	1,528

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$166	$136	$120	$90	$70	$60	$54		1 year	$168	$173
3 years	514	425	375	281	221	189	170		3 years	520	536
5 years	887	734	649	488	384	329	296		5 years	897	923
10 years	1,933	1,613	1,432	1,084	859	738	665		10 years	1,754	1,528

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in stocks of companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in issuers whose securities are listed primarily on exchanges outside the United States, cash, cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates) and securities held as collateral issued by U.S. issuers. The fund therefore expects to be invested in various (but no fewer than three) countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends. The investment adviser believes that these stocks may be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 19.44% (quarter ended December 31, 2020)

Lowest -25.71% (quarter ended March 31, 2020)

The fund's total return for the six months ended June 30, 2025, was 21.24%.

Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	10/1/2008	3.57%	3.82%	4.60%	6.29%
− After taxes on distributions		2.83	2.95	3.93	N/A
− After taxes on distributions and sale of fund shares		2.87	2.98	3.68	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	10/1/2008	–2.65%	2.32%	3.73%	5.66%
C	10/1/2008	1.53	2.77	3.71	5.63
F-1	10/1/2008	3.31	3.53	4.32	6.01
F-3	1/27/2017	3.69	3.93	N/A	6.24
529-A (with maximum sales charge)	10/1/2008	–0.35	2.78	3.93	5.75
529-C	10/1/2008	1.48	2.73	3.90	5.72
529-E	10/1/2008	3.09	3.32	4.09	5.74
529-F-1	10/1/2008	3.48	3.73	4.52	6.21
529-F-2	10/30/2020	3.57	N/A	N/A	7.89
529-F-3	10/30/2020	3.63	N/A	N/A	7.94
R-1	10/1/2008	2.56	2.80	3.60	5.35
R-2	10/1/2008	2.59	2.80	3.56	5.22
R-2E	8/29/2014	2.86	3.11	3.92	2.99
R-3	10/1/2008	3.02	3.26	4.04	5.71
R-4	10/1/2008	3.33	3.57	4.36	6.04
R-5E	11/20/2015	3.56	3.77	N/A	5.61
R-5	10/1/2008	3.63	3.89	4.67	6.36
R-6	5/1/2009	3.69	3.94	4.72	7.17

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53%	4.10%	4.80%	4.87%
Class F-2 annualized 30-day yield at June 30, 2025: 2.48% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.